Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (3,766)	$ (5,425)	$ (6,870)
Stock-based compensation expense	11	40	7
Net cash from (used by) operating activities	(960)	481	3,047
Cash flows from investing activities
Investments in banking subsidiary	(13,500)
Net cash from (used by) investing activities	(3,264)	45,351	20,309
Cash flows from financing activities
Redemption of TARP obligation	20,221
Net cash from (used by) financing activities	(32,060)	(18,671)	7,946
Net change in cash and cash equivalents	(36,284)	27,161	31,302
Beginning cash and cash equivalents	61,436	34,275	2,973
Ending cash and cash equivalents	25,152	61,436	34,275
Parent Company [Member]
Cash flows from operating activities
Net loss	(3,766)	(5,425)	(6,870)
Effect of subsidiaries' operations	3,189	4,594	6,136
Stock-based compensation expense			2
Change in other assets and other liabilities	173	11	(51)
Net cash from (used by) operating activities	(404)	(820)	(783)
Cash flows from investing activities
Investments in banking subsidiary	(13,500)
Investments in other subsidiaries	(3)	635	(8)
Net cash from (used by) investing activities	(13,503)	635	(8)
Cash flows from financing activities
Dividends paid			(271)
Redemption of TARP obligation	(3,000)
Net proceeds from issuance of common stock	21,020
Net cash from (used by) financing activities	18,020		(271)
Net change in cash and cash equivalents	4,113	(185)	(1,062)
Beginning cash and cash equivalents	560	745	1,807
Ending cash and cash equivalents	$ 4,673	$ 560	$ 745